Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2024	31 December 2023	30 June 2024	30 June 2023

Argentine peso	911.36	808.74	-	-
Brazilian real	5.56	4.84	5.02	5.12
Canadian dollar	1.37	1.33	1.36	1.36
Chinese yuan	7.26	7.10	7.20	6.93
Colombian peso	4 151.75	3 818.47	3 878.19	4 638.30
Euro	0.93	0.90	0.92	0.93
Mexican peso	18.38	16.89	16.99	18.30
Peruvian nuevo sol	3.84	3.71	3.76	3.77
Pound sterling	0.79	0.79	0.79	0.81
South African rand	18.21	18.41	18.82	18.10
South Korean won	1 377.79	1 296.53	1 347.46	1 301.06